BUSINESS COMBINATION (Tables)	12 Months Ended
Mar. 31, 2018
Business Combinations [Abstract]
Assets and Liabilities Recorded Based upon their Estimated Fair Values at Date of Acquisition

Kyocera has used the acquisition method of accounting to record assets acquired and liabilities assumed in accordance with ASC 805, “Business Combinations.” The allocation of fair value to the acquired assets and assumed liabilities was completed during the year ended March 31, 2018. As a result, the allocation of fair value to them based on estimated fair value in this business combination as of the acquisition date and goodwill were recognized as described below. Factors that contributed to the recognition of goodwill include expected synergies and the trained workforce.

Acquisition-related costs of ¥48 million were included in selling, general and administrative expenses in the consolidated statement of income for the year ended March 31, 2018. The result of operation of the acquired business was included into Kyocera’s consolidated financial statements since the acquisition date. For segment reporting, it is reported in Document Solutions Group.

August 1, 2017
(Yen in millions)
Cash and cash equivalents	¥478
Trade receivables	1,250
Inventories	792
Others	512

Total current assets	3,032

Property, plant and equipment	442
Intangible assets	4,094

Total non-current assets	4,536

Total assets	7,568

Short-term borrowings	3,224
Trade notes and accounts payable	730
Others	2,161

Total current liabilities	6,115

Non-current liabilities	367

Total liabilities	6,482

Total identified assets and liabilities	1,086

Purchase price (Cash)	6,858

Goodwill *	¥5,772

*	The total amount of goodwill is not expected to be deductible for tax purposes.

Kyocera has used the acquisition method of accounting to record assets acquired and liabilities assumed in accordance with ASC 805, “Business Combinations.” The allocation of fair value to the acquired assets and assumed liabilities was conducted during the year ended March 31, 2018. As a result, the allocation of fair value to them based on estimated fair value in this business combination as of the acquisition date and goodwill were recognized as described below. Factors that contributed to the recognition of goodwill include expected synergies and the trained workforce.

Acquisition-related costs of ¥639 million were included in selling, general and administrative expenses in the consolidated statement of income for the year ended March 31, 2018. The result of operation of the acquired business was included into Kyocera’s consolidated financial statements since the acquisition date. For segment reporting, it is reported in the Industrial & Automotive Components Group.

August 7, 2017
(Yen in millions)
Cash and cash equivalents	¥2,093
Trade receivables	3,423
Inventories	4,521
Others	801

Total current assets	10,838

Property, plant and equipment	1,595
Intangible assets	8,743
Others	133

Total non-current assets	10,471

Total assets	21,309

Trade notes and accounts payable	1,808
Others	1,531

Total current liabilities	3,339

Deferred income taxes	3,564
Others	56

Non-current liabilities	3,620

Total liabilities	6,959

Total identified assets and liabilities	14,350

Purchase price (Cash)	28,848

Goodwill *	¥14,498

*	The total amount of goodwill is not expected to be deductible for tax purposes.

Kyocera has used the acquisition method of accounting to record assets acquired and liabilities assumed in accordance with ASC 805, “Business Combinations.” In accordance with the purchase method, the purchase price is allocated to the assets acquired and liabilities assumed based on their estimated fair values. Factors that contributed to the recognition of goodwill include expected synergies and the trained workforce.

As of March 31, 2018, the allocation of the purchase price was prepared based on estimates of fair values, as shown in the following table. The purchase price allocation of assets and liabilities is preliminary and subject to change as Kyocera awaits the completion of the fair value appraisal of certain personal and real tangible assets as well as certain intangible assets.

The result of operation of the acquired business was included into Kyocera’s consolidated financial statements since the acquisition date. For segment reporting, it is reported in the Electronic Devices Group.

October 2, 2017
(Yen in millions)
Cash and cash equivalents	¥378
Trade receivables	6,934
Inventories	4,787
Others	1,681

Total current assets	13,780

Property, plant and equipment	9,676
Intangible assets	2,049
Others	197

Total non-current assets	11,922

Total assets	25,702

Trade notes and accounts payable	3,985
Others	4,248

Total current liabilities	8,233

Non-current liabilities	1,755

Total liabilities	9,988

Total identified assets and liabilities	15,714

Purchase price (Cash)	18,652

Goodwill *	¥2,938

*	The total amount of goodwill is not expected to be deductible for tax purposes.

Kyocera has used the acquisition method of accounting to record assets acquired and liabilities assumed in accordance with ASC 805, “Business Combinations.” The allocation of fair value to the acquired assets and assumed liabilities was conducted during the year ended March 31, 2018. As a result, the allocation of fair value to them based on estimated fair value in this business combination as of the acquisition date and goodwill were recognized as described below. Factors that contributed to the recognition of goodwill include expected synergies and the trained workforce.

Acquisition-related costs of ¥155 million were included in selling, general and administrative expenses in the consolidated statement of income for the year ended March 31, 2018. The result of operation of the acquired business was included into Kyocera’s consolidated financial statements since the acquisition date. For segment reporting, it is reported in the Industrial & Automotive Components Group.

January 10, 2018
(Yen in millions)
Cash and cash equivalents	¥3,419
Trade receivables	3,431
Inventories	3,739
Others	2,090

Total current assets	12,679

Property, plant and equipment	2,585
Intangible assets	1,524
Others	1,796

Total non-current assets	5,905

Total assets	18,584

Trade notes and accounts payable	1,619
Others	922

Total current liabilities	2,541

Deferred income taxes	428
Others	1,953

Non-current liabilities	2,381

Total liabilities	4,922

Noncontrolling interests	1,918

Total identified shareholders’ equity	11,744

The fair value of business as of January 10, 2018	13,347

Goodwill *	¥1,603

*	The total amount of goodwill is not expected to be deductible for tax purposes.

Kyocera has used the acquisition method of accounting to record assets acquired and liabilities assumed in accordance with ASC 805, “Business Combinations.” In accordance with the purchase method, the purchase price is allocated to the assets acquired and liabilities assumed based on their estimated fair values. Factors that contributed to the recognition of goodwill include expected synergies and the trained workforce.

As of March 31, 2018, the allocation of the purchase price was prepared based on estimates of fair values, as shown in the following table. The purchase price allocation of assets and liabilities is preliminary and subject to change as Kyocera awaits the completion of the fair value appraisal of certain personal and real tangible assets as well as certain intangible assets.

The result of operation of the acquired business was included into Kyocera’s consolidated financial statements since the acquisition date. For segment reporting, it is reported in the Electronic Devices Group.

January 31, 2018
(Yen in millions)
Cash and cash equivalents	¥1,088
Trade receivables	1,779
Inventories	644
Others	154

Total current assets	3,665

Property, plant and equipment	1,497
Intangible assets	7,050
Others	392

Total non-current assets	8,939

Total assets	12,604

Trade notes and accounts payable	1,103
Others	488

Total current liabilities	1,591

Long-term borrowings	2,296
Others	1,889

Non-current liabilities	4,185

Total liabilities	5,776

Total identified assets and liabilities	6,828

Purchase price (Cash)	15,040

Goodwill *	¥8,212

*	The total amount of goodwill is not expected to be deductible for tax purposes.

Kyocera has used the acquisition method of accounting to record assets acquired and liabilities assumed in accordance with ASC 805, “Business Combinations.” The allocation of fair value to the acquired assets and assumed liabilities was completed during the year ended March 31, 2017. As a result, the allocation of fair value to them based on estimated fair value in this business combination as of the acquisition date and goodwill were recognized as described below.

Acquisition-related costs of ¥282 million were included in selling, general and administrative expenses in the consolidated statement of income for the year ended March 31, 2017. The result of operation of the acquired business was included into Kyocera’s consolidated financial statements since the acquisition date. For segment reporting, it is reported in the Industrial & Automotive Components Group.

May 2, 2016
(Yen in millions)
Cash and cash equivalents	¥501
Trade receivables	940
Inventories	1,330
Others	145

Total current assets	2,916

Property, plant and equipment	3,514
Intangible assets	1,432
Others	1

Total non-current assets	4,947

Total assets	7,863

Trade notes and accounts payable	172
Others	779

Total current liabilities	951

Non-current liabilities	1,111

Total liabilities	2,062

Total identified assets and liabilities	5,801

Purchase price (Cash)	9,046

Goodwill *	¥3,245

*	The total amount of goodwill is not expected to be deductible for tax purposes.

Kyocera has used the acquisition method of accounting to record assets acquired and liabilities assumed in accordance with ASC 805, “Business Combinations.” The allocation of fair value to the acquired assets and assumed liabilities was completed during the year ended March 31, 2017. As a result, the allocation of fair value to them based on estimated fair value in this business combination as of the acquisition date and goodwill were recognized as described below.

Acquisition-related costs of ¥55 million were included in selling, general and administrative expenses in the consolidated statement of income for the year ended March 31, 2017.

Kyocera’s ratio of voting rights has been 100% since December 6, 2016 and the result of operation of the acquired business was included into Kyocera’s consolidated financial statements since the date. For segment reporting, it is reported in the Document Solutions Group.

December 6, 2016
(Yen in millions)
Cash and cash equivalents	¥829
Trade receivables	2,147
Inventories	1,219
Others	556

Total current assets	4,751

Property, plant and equipment	51
Intangible assets	4,944

Total non-current assets	4,995

Total assets	9,746

Short-term borrowings	39
Trade notes and accounts payable	1,869
Accrued expense	775
Others	1,301

Total current liabilities	3,984

Non-current liabilities	1,042

Total liabilities	5,026

Total identified assets and liabilities	4,720

Purchase price	10,743

Goodwill *	¥6,023

*	The total amount of goodwill is not expected to be deductible for tax purposes.

Kyocera has used the acquisition method of accounting to record assets acquired and liabilities assumed in accordance with ASC805, “Business Combinations.” The allocation of fair value to the acquired assets and assumed liabilities was completed during the year ended March 31, 2016. Acquisition-related costs of ¥232 million were included in selling, general and administrative expenses in the consolidated statement of income for the year ended March 31, 2016. The result of operation of the acquired business was included into Kyocera’s consolidated financial statements since the acquisition date. For segment reporting, it is reported in the Electronic Devices Group.

Kyocera conducted an absorption-type merger in which NIEC was the merged company with that for every 1 ordinary share of NIEC, 0.032 ordinary shares of Kyocera were allocated and delivered to the NIEC’s shareholders on August 1, 2016.

September 4, 2015
(Yen in millions)
Cash and cash equivalents	¥1,976
Trade receivables	5,630
Inventories	5,761
Others	183

Total current assets	13,550

Property, plant and equipment	4,527
Intangible assets	1,760
Others	396

Total non-current assets	6,683

Total assets	20,233

Short-term borrowings	3,722
Current portion of long-term debt	480
Trade notes and accounts payable	3,147
Others	951

Total current liabilities	8,300

Non-current liabilities	5,265

Total liabilities	13,565

Total identified assets and liabilities	6,668

The fair value of business as of September 4, 2015 *[1]	17,274

Goodwill *[2]	¥10,606

*1	The fair value of business as of September 4, 2015 was calculated by multiplying 197 yen, which was the price of the tender offer per common share, by NIEC’s total number of common shares issued after deduction of the treasury shares.
*2	The total amount of goodwill is not expected to be deductible for tax purposes.

Kyocera has used the acquisition method of accounting to record assets acquired and liabilities assumed in accordance with ASC805, “Business Combinations.” The allocation of fair value to the acquired assets and assumed liabilities was completed during the year ended March 31, 2016. Acquisition-related costs of ¥68 million were included in selling, general and administrative expenses in the consolidated statement of income for the year ended March 31, 2016. The result of operation of the acquired business was included into Kyocera’s consolidated financial statements since the acquisition date. For segment reporting, it is reported in the Document Solutions Group.

October 19, 2015
(Yen in millions)
Cash and cash equivalents	¥204
Trade receivables	1,079
Inventories	762
Others	569

Total current assets	2,614

Property, plant and equipment	222
Intangible assets	2,617
Others	424

Total non-current assets	3,263

Total assets	5,877

Current portion of long-term debt	364
Trade notes and accounts payable	391
Others	284

Total current liabilities	1,039

Deferred income taxes	539
Others	702

Total non-current liabilities	1,241

Total liabilities	2,280

Total identified assets and liabilities	3,597

Purchase price (Cash)	5,733

Goodwill *	¥2,136

*	The total amount of goodwill is not expected to be deductible for tax purposes.

Kyocera has used the acquisition method of accounting to record assets acquired and liabilities assumed in accordance with ASC805, “Business Combinations.” The allocation of fair value to the acquired assets and assumed liabilities was completed during the year ended March 31, 2016. Acquisition-related costs of ¥129 million were included in selling, general and administrative expenses in the consolidated statement of income for the year ended March 31, 2016. The result of operation of the acquired business was included into Kyocera’s consolidated financial statements since the acquisition date. For segment reporting, it is reported in the Document Solutions Group.

November 3, 2015
(Yen in millions)
Cash and cash equivalents	¥60
Trade receivables	190
Others	129

Total current assets	379

Property, plant and equipment	50
Intangible assets	1,113
Others	53

Total non-current assets	1,216

Total assets	1,595

Short-term borrowings	165
Trade notes and accounts payable	42
Unearned income	133
Others	187

Total current liabilities	527

Deferred income taxes	361
Others	32

Total non-current liabilities	393

Total liabilities	920

Total identified assets and liabilities	675

Purchase price	3,727

Goodwill *	¥3,052

*	The total amount of goodwill is not expected to be deductible for tax purposes.

Summary of Intangible Assets Subject to Amortization Recorded Due to Acquisition

Intangible assets that Kyocera recorded due to this acquisition are summarized as follows:

August 1, 2017
(Yen in millions)
Intangible assets subject to amortization:
Customer relationships	¥2,962
Trademarks	693
Others	439

Total	¥4,094

Intangible assets that Kyocera recorded due to this acquisition are summarized as follows:

August 7, 2017
(Yen in millions)
Intangible assets subject to amortization:
Customer relationships	¥7,451
Trademarks	1,292

Total	¥8,743

Intangible assets that Kyocera recorded due to this acquisition are summarized as follows:

October 2, 2017
(Yen in millions)
Intangible assets subject to amortization:
Non-patent technology	¥1,173
Customer relationships	698
Other	178

Total	¥2,049

Intangible assets that Kyocera recorded due to this acquisition are summarized as follows:

January 10, 2018
(Yen in millions)
Intangible assets subject to amortization:
Technologies	¥1,121
Others	403

Total	¥1,524

Intangible assets that Kyocera recorded due to this acquisition are summarized as follows:

January 31, 2018
(Yen in millions)
Intangible assets subject to amortization:
Non-patent technology	¥1,654
Customer relationships	4,265
Trademarks	849
Other	282

Total	¥7,050

Intangible assets that Kyocera recorded due to this acquisition are summarized as follows:

May 2, 2016
(Yen in millions)
Intangible assets subject to amortization:
Customer relationships	¥1,160
Trademarks	213
Others	59

Total	¥1,432

Intangible assets that Kyocera recorded due to this acquisition are summarized as follows:

December 6, 2016
(Yen in millions)
Intangible assets subject to amortization:
Customer relationships	¥3,529
Trademarks	1,163
Others	252

Total	¥4,944

Intangible assets that Kyocera recorded due to this acquisition are summarized as follows:

September 4, 2015
(Yen in millions)
Intangible assets subject to amortization:
Technologies	¥388
Customer relationships	887
Trademarks	465
Others	20

Total	¥1,760

Intangible assets that Kyocera recorded due to this acquisition are summarized as follows:

October 19, 2015
(Yen in millions)
Intangible assets subject to amortization:
Customer relationships	¥1,411
Trademarks	748
Others	458

Total	¥2,617

Intangible assets that Kyocera recorded due to this acquisition are summarized as follows:

November 3, 2015
(Yen in millions)
Intangible assets subject to amortization:
Technologies	¥478
Customer relationships	480
Trademarks	155

Total	¥1,113